Average Annual Total Returns - Class K - BLACKROCK MANAGED INCOME FUND - Class K Shares	Apr. 30, 2021
Average Annual Return:
1 Year	5.72%
5 Years	5.94%
10 Years	6.12%
After Taxes on Distributions
Average Annual Return:
1 Year	4.20%
5 Years	4.27%
10 Years	4.08%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.40%
5 Years	3.90%
10 Years	4.07%